                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-70754

[LOGO]


PROSPECTUS AUGUST 15, 2003


AXA PREMIER VIP TRUST

                                       AXA ALLOCATION PORTFOLIOS



                                       AXA MODERATE ALLOCATION PORTFOLIO



                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       HAS NOT APPROVED ANY PORTFOLIO'S SHARES
                                       OR DETERMINED WHETHER THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANYONE WHO TELLS
                                       YOU OTHERWISE IS COMMITTING A CRIME.

INTRODUCTION
--------------------------------------------------------------------------------

AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class A shares of one of the five AXA Allocation Portfolios of the Trust. The portfolio is a non-diversified portfolio. The AXA Allocation Portfolio is designed as a convenient approach to help investors meet retirement and other long-term goals. Information on the AXA Allocation Portfolio, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of the AXA Allocation Portfolio may be changed without a shareholder vote.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable") or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The prospectus is designed to help you make informed decisions about the portfolio that is available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract.

The investment manager to the AXA Allocation Portfolio is Equitable. Information regarding Equitable is included under "Management Team" in this prospectus.

The co-distributors for the AXA Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC ("Co-Distributors").

The AXA Allocation Portfolio is newly organized and has no operating history or performance information of its own prior to the date of this prospectus, except as noted below. The portfolios in which the AXA Allocation Portfolio invests each have operating histories of at least one year. Performance of the AXA Allocation Portfolio will vary over time.

An investment in the AXA Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the portfolio, be sure to read all risk disclosures carefully before investing.

Table of CONTENTS
--------------------------------------------------------------------------------

THE AXA ALLOCATION PORTFOLIO AT A GLANCE..................................  1

GOAL, STRATEGIES & RISKS

AXA Moderate Allocation Portfolio........................................   3

MORE ABOUT INVESTMENT STRATEGIES & RISKS

More About Investment Strategies & Risks.................................   5


FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIO.........................  7

MANAGEMENT TEAM

The Manager...............................................................  9

AXA ALLOCATION PORTFOLIO SERVICES

Buying and Selling Shares................................................  10
Restrictions on Buying and Selling Shares................................  10
How AXA Allocation Portfolio Shares are Priced...........................  11
Dividends and Other Distributions........................................  11
Tax Consequences.........................................................  11

DESCRIPTION OF BENCHMARKS................................................. 12


FINANCIAL HIGHLIGHTS.....................................................  13

THE AXA ALLOCATION PORTFOLIO AT A GLANCE

The AXA Allocation Portfolio is designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in the AXA Allocation Portfolio based on their risk tolerance, investment time horizons and personal investment goals.

The AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios") managed by Equitable. The chart below illustrates the AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

--------------------------------------------------------------------------------
AXA ALLOCATION PORTFOLIO                      INCOME     GROWTH OF CAPITAL
--------------------------------------------------------------------------------
 Moderate Allocation Portfolio               Medium     Medium to High
--------------------------------------------------------------------------------

The asset allocation target for the AXA Allocation Portfolio has been established by Equitable under the oversight of the Board of Trustees of the Trust ("Board") and may be changed at any time without shareholder approval. Within the asset allocation range for the AXA Allocation Portfolio, Equitable, as the investment manager, will establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the AXA Allocation Portfolio based on Equitable's proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. In addition, Equitable, will select the Underlying Portfolios in which the AXA Allocation Portfolio will invest. Equitable may add new Underlying Portfolios or replace existing Underlying Portfolios. Actual allocations can deviate from the amounts shown below by 15% for each asset category of the AXA Allocation Portfolio. The AXA Allocation Portfolio may temporarily deviate from its asset allocation range for defensive purposes. The following chart describes the current and anticipated allocation among the range of equities and bonds for the AXA Allocation Portfolio.

-----------------------------------------------------------------------------
 ASSET CLASS                                                      MODERATE
                                                                  ALLOCATION
-----------------------------------------------------------------------------
 RANGE OF
 EQUITIES                                                         52.5%
-----------------------------------------------------------------------------
  o  International                                                   0%
-----------------------------------------------------------------------------
  o  Large Cap                                                    32.5%
-----------------------------------------------------------------------------
  o  Small/Mid Cap                                                  20%
-----------------------------------------------------------------------------
 RANGE OF BONDS                                                   47.5%
-----------------------------------------------------------------------------
  o  Investment Grade                                             37.5%
-----------------------------------------------------------------------------
  o  High Yield                                                     10%
-----------------------------------------------------------------------------

The percentage allocation of the AXA Allocation Portfolio's assets also could from time to time deviate from its asset allocation range as a result of appreciation or depreciation of the shares of the Underlying Portfolios in which the AXA Allocation Portfolio is invested. The AXA Allocation Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, Equitable will rebalance the AXA Allocation Portfolio's holdings at least on a quarterly basis. Rebalancing is the process of bringing the asset allocation of the AXA Allocation Portfolio back into alignment with its asset allocation range. Equitable determines the specific percentage targets for each asset class based on its proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. Equitable may change these targets from time to time. In addition, Equitable will not allocate any new investment dollars to any Underlying Portfolio in an asset class whose maximum percentage has been exceeded. Finally, Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios in any asset class whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists the Underlying Portfolios, divided by asset category, in which the AXA Allocation Portfolio currently may invest. Each of the Underlying Portfolios is advised by Equitable and sub-advised by other advisers, certain of which are affiliates of Equitable. You should be aware that in addition to the fees directly associated with the AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to Equitable, and in certain instances, advisory fees paid by Equitable to its affiliates.

-----------------------------------------------------------------------------------------
              INVESTMENT GRADE BOND                         HIGH YIELD BOND

            AXA Premier VIP Core Bond                  AXA Premier VIP High Yield
 EQ/Alliance Intermediate Government Securities
            EQ/Alliance Quality Bond
            EQ/J.P. Morgan Core Bond

               LARGE CAP EQUITIES                        SMALL/MID CAP EQUITIES

        AXA Premier VIP Aggressive Equity          AXA Premier VIP Small/Mid Cap Growth
         AXA Premier VIP Large Cap Core            AXA Premier VIP Small/Mid Cap Value
        AXA Premier VIP Large Cap Growth              EQ/Alliance Small Cap Growth
         AXA Premier VIP Large Cap Value                     EQ/FI Mid Cap
            EQ/Alliance Common Stock                   EQ/FI Small/Mid Cap Value
          EQ/Alliance Growth and Income                EQ/Lazard Small Cap Value
           EQ/Alliance Premier Growth
         EQ/Bernstein Diversified Value
          EQ/Capital Guardian Research
         EQ/Capital Guardian U.S. Equity
               EQ/Evergreen Omega
            EQ/Janus Large Cap Value
                EQ/Marsico Focus
          EQ/Mercury Basic Value Equity
        EQ/MFS Emerging Growth Companies
             EQ/MFS Investors Trust
         EQ/Putnam Growth & Income Value
                EQ/Putnam Voyager
-----------------------------------------------------------------------------------------

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in the AXA Allocation Portfolio bears both the expenses of the AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation and rebalancing services provided by Equitable.

AXA MODERATE ALLOCATION PORTFOLIO

                                        MANAGER:  Equitable

--------------------------------------------------------------------------------
Key characteristics:

o Diversification provided by balance of underlying portfolios investing in growth and undervalued stock

o    Balances higher return potential with a degree of price and income stability
--------------------------------------------------------------------------------

INVESTMENT GOAL

Seeks long-term capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

This portfolio invests approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 47.5% of its assets in Underlying Portfolios that emphasize fixed income investments. Within these approximate ranges, the portfolio generally will allocate its assets across the following asset categories in the approximate percentages shown in the chart below.

--------------------------------------------------------------------------------
 International Equity Securities                                        0%
--------------------------------------------------------------------------------
 Large Cap Equity Securities                                         32.5%
--------------------------------------------------------------------------------
 Small/Mid Cap Equity Securities                                       20%
--------------------------------------------------------------------------------
 Investment Grade Bonds                                              37.5%
--------------------------------------------------------------------------------
 High Yield Bonds                                                      10%
--------------------------------------------------------------------------------

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio's investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Risks Associated with Underlying Portfolios -- Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the portfolio.

o Management Risk -- The risk that Equitable's selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

o Market Risk -- The Underlying Portfolios' share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable's assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios' investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

o Non-Diversification Risk -- The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio's investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

PORTFOLIO PERFORMANCE

The portfolio is newly organized and has had no investment operations of its own prior to the date of this prospectus but is the successor to a similar investment company. On August 15, 2003, the portfolio merged with EQ/Balanced Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record. The portfolio is considered the successor to EQ/Balanced Portfolio and, in turn, its predecessor, HRT Alliance Balanced Portfolio, which transferred its assets to the EQ/Balanced Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Balanced Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Balanced Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The bar chart below gives some indication of the risks of an investment in the portfolio by showing changes in the performance of the portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the portfolio's predecessor for the past one, five and ten years through December 31, 2002 and compares that performance to the returns of a "blended" index of equity and fixed income securities.

Past performance is not an indication of future results. This may be particularly true for this portfolio because the portfolio's predecessor invested directly in a combination of equity and debt securities, while the portfolio invests substantially all of its assets in other mutual funds that emphasize either equity and debt investments. In addition, the portfolio's predecessor was advised by one investment sub-adviser until May 1, 2000. After that date, the predecessor portfolio employed multiple investment sub-advisers until August 15, 2003, when it merged with the Portfolio.


Both the bar chart and the table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                               1993         12.3%
                               1994         -8.0%
                               1995         19.8%
                               1996         11.7%
                               1997         15.1%
                               1998         18.1%
                               1999        17.79%
                               2000        -1.32%
                               2001        -1.85%
                               2002       -12.52%
--------------------------------------------------------------------------------
     Best quarter (% and time period)    Worst quarter (% and time period)
     13.88% (1998 4th Quarter)           (8.44)% (2001 3rd Quarter)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               ONE          FIVE        TEN
                                               YEAR         YEARS      YEARS
--------------------------------------------------------------------------------
 EQ/Balanced Portfolio -- Class IA Shares     (12.52)%      3.35%      6.47%
--------------------------------------------------------------------------------
 60% S&P 500/40% Lehman Brothers
 Aggregate Bond Index*                         (9.15)%      2.67%      8.61%
--------------------------------------------------------------------------------

 * For more information on this index, see "Description of Benchmarks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

The AXA Allocation Portfolio follows a distinct set of investment strategies. To the extent the AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent the AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. The AXA Allocation Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the AXA Allocation Portfolio take this action, it may not achieve its investment objective. The AXA Allocation Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes. The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio's principal risks are described in more detail in the Underlying Portfolios' prospectus.


RISKS OF EQUITY INVESTMENTS

The AXA Allocation Portfolio may investment a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. As a general matter, the performance of the AXA Allocation Portfolio will be subject to the risks of investing in equity securities to a greater extent than that of other portfolios. The risks of investing in equity securities include:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

o Foreign Investing and Emerging Markets Risk -- The value of an Underlying Portfolio's investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Investment Style Risk -- The sub-advisers to the Underlying Portfolios may use a particular style or set of styles, such as "growth" or "value" styles, to select investments for the Underlying Portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying Portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Underlying Portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- There may be an increased risk for Underlying Portfolios that invest in small and mid-capitalization companies because the common stocks of small-and mid-capitalization companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by the Underlying Portfolios' sub-advisers and their securities selections fail to produce the intended results.


RISKS OF FIXED INCOME INVESTMENTS

The AXA Allocation Portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in the portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The risks of invest in fixed income securities include:

o Credit/Default Risk -- The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities may involve a substantial risk of default.

o Interest Rate Risk -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o Foreign and Emerging Markets Investing Risk -- The value of an Underlying Portfolio's investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Issuer Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. An Underlying Portfolio could lose all of investments in a company's securities.

o Liquidity Risk -- The risk that exists when particular investments are difficult to purchase or sell. An Underlying Portfolio's investment in illiquid securities may reduce the returns of the Underlying Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to an Underlying Portfolio.

o Mortgage-Backed and Asset-Backed Risk -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

o Derivatives Risk -- An Underlying Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

o Portfolio Management Risk -- The risk that the strategies used by an Underlying Portfolio's sub-adviser and its securities selections fail to produce the intended results.

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIO

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Allocation Portfolio. The tables below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the AXA Allocation Portfolio, reinvest dividends or exchange into other Portfolios.


ANNUAL AXA ALLOCATION PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

--------------------------------------------------------------------------------
                                                   AXA MODERATE ALLOCATION
                                                         PORTFOLIO***
--------------------------------------------------------------------------------
 MANAGEMENT FEE                                              0.10%
--------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE (12b-1) FEES                     NONE
--------------------------------------------------------------------------------
 OTHER EXPENSES                                              0.25%
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                    0.35%
--------------------------------------------------------------------------------
 WAIVER/EXPENSE REIMBURSEMENT**                              0.25%
--------------------------------------------------------------------------------
 NET OPERATING EXPENSES                                      0.10%
--------------------------------------------------------------------------------

*     The "Other Expenses" of the Portfolio are estimated.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses until April 30, 2004 ("Expense Limitation Agreement") so that the Total Operating Expenses of the AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management Team--The Manager--Expense Limitation Agreement".

*** The AXA Allocation Portfolio invests in shares of Underlying Portfolios. Therefore, the AXA Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the AXA Allocation Portfolio will be reduced by each Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with the portfolio's investments in Underlying Portfolios is 0.80% to 1.05%. Thus, the net expense ratio of the Class A shares of the AXA Allocation Portfolio, including the AXA Allocation Portfolio's direct and indirect expenses, is currently expected to range from 0.90% to 1.15% after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total expense ratio of the Class A shares of the AXA Allocation Portfolio would range from 1.15% to 1.40%. This information is based on a weighted-average range of the expense ratios since the average assets of the AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratio may be higher or lower depending on the allocation of the AXA Allocation Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

EXAMPLE

This Example is intended to help you compare the direct and indirect costs of investing in the AXA Allocation Portfolio with the cost of investing in other investment options.

The Example assumes that:

o You invest $10,000 in the AXA Allocation Portfolio for the time periods indicated;

o    Your investment has a 5% return each year; and

o The AXA Allocation Portfolio's operating expenses remain the same, except that the AXA Allocation Portfolio's total operating expenses are assumed to be its "Net Operating Expenses" for the period that Equitable has contractually agreed to limit the portfolio's total operating expenses and "Total Operating Expenses" for the subsequent periods (as shown in the table above).

This Example should not be considered a representation of past or future expenses of the AXA Allocation Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses or the fees and expenses of the Underlying Portfolios. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                                      AXA MODERATE ALLOCATION
                                                             PORTFOLIO
--------------------------------------------------------------------------------
 1 YEAR                                                        $10
--------------------------------------------------------------------------------
 3 YEARS                                                       $87
--------------------------------------------------------------------------------

MANAGEMENT TEAM

The Manager

THE MANAGER

Equitable, through its AXA Funds Management Group unit ("AXA FMG"), 1290 Avenue of the Americas, New York, New York 10104, manages the AXA Allocation Portfolio. Equitable is an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable is responsible for the general management and administration of the Trust and the portfolio. In addition to its managerial responsibilities, Equitable also is responsible for determining the asset allocation range for the AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the AXA Allocation Portfolio, Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the AXA Allocation Portfolio based on Equitable's proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. Equitable also will periodically rebalance the AXA Allocation Portfolio's holdings to bring the asset allocation of the AXA Allocation Portfolio back into alignment with its asset allocation range. Equitable has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in the AXA Allocation Portfolio.

A committee of AXA FMG investment personnel manages the AXA Allocation
Portfolio.


MANAGEMENT FEES

The AXA Allocation Portfolio pays a fee to Equitable for management services at an annual rate of 0.10% of its average net assets. For certain administrative services, in addition to the management fee, the AXA Allocation Portfolio pays Equitable a fee at an annual rate of 0.15% of its total average net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the AXA Allocation Portfolio.


EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of the AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the AXA Allocation Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the portfolio's business), are limited to 0.10%.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

BUYING AND SELLING SHARES

The AXA Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Allocation Portfolio is not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.


RESTRICTIONS ON BUYING AND SELLING SHARES


PURCHASE RESTRICTIONS

The AXA Allocation Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.


PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

The AXA Allocation Portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the AXA Allocation Portfolio's other shareholders or would disrupt the management of the AXA Allocation Portfolio.

You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolios are disruptive to the Trust's portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the portfolio described in this Prospectus.

---------------------------------------------------------------------------------------
 RESTRICTION                                 SITUATION
---------------------------------------------------------------------------------------
The portfolio may suspend the right of      o    When the New York Stock Exchange is
redemption or postpone payment for more          closed (other than a
than 7 days:                                     weekend/holiday).

                                            o    During an emergency.

                                            o    Any other period permitted by the
                                                 SEC.
---------------------------------------------------------------------------------------
The portfolio may pay the redemption        o    When it is detrimental for a
price in whole or part by a distribution         portfolio to make cash payments as
in kind of readily marketable securities         determined in the sole discretion
in lieu of cash or may take up to 7 days         of Equitable.
to pay a redemption request in order to
raise capital:
---------------------------------------------------------------------------------------

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

                           TOTAL MARKET VALUE OF SECURITIES +
                          CASH AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE =  ------------------------------------------------
                            NUMBER OF OUTSTANDING SHARES

The net asset value of portfolio shares is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

Shares of the Underlying Portfolios held by the AXA Allocation Portfolios are valued at their net asset value. Portfolio securities and other assets of the Underlying Portfolios are valued based on market price quotations. If market price quotations are not readily available, securities are valued by a method that reflects fair value. If an Underlying Portfolio includes investments that are not sold often or are not sold on any exchanges, the board of trustees of the Underlying Portfolios or its delegate will, in good faith, estimate fair value of these investments. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board of trustees of the Underlying Portfolios believes accurately reflects fair value. This policy is intended to assure that the Underlying Portfolio's net asset value fairly reflects security values as of the time of pricing. Because foreign securities sometimes trade on days when portfolio shares are not priced, the value of an Underlying Portfolio's investments that includes such securities may change on days when portfolio shares cannot be purchased or redeemed. Debt obligations maturing within 60 days of the valuation date are valued at amortized cost.


DIVIDENDS AND OTHER DISTRIBUTIONS

The AXA Allocation Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolio.


TAX CONSEQUENCES

The AXA Allocation Portfolio is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. The portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and the portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio. Also, portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for the AXA Allocation Portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If the portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their variable products or refer to their Contract prospectus.

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be U.S. dollar denominated.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the AXA Allocation Portfolio's Class A and Class B shares. The portfolio is newly organized and has no operations or financial information of its own prior to the date of this Prospectus but is the successor to a similar investment company, as described above under "Portfolio Performance." The financial information in the table below has been derived from the predecessor portfolio's financial statements, which were audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the financial statements of the predecessor portfolio as of December 31, 2002 appears in the Annual Report for the predecessor portfolio (EQ Advisors Trust Annual Report for the Fiscal Year Ended December 31, 2002).

The predecessor portfolio invested directly in a combination of equity and debt securities, while the AXA Allocation Portfolio invests substantially all of its assets in securities of other mutual funds that, in turn, emphasize either equity or debt investments. In addition, the AXA Allocation Portfolio's operating expenses are expected to be materially different from those of the predecessor portfolio, as described above under "Fees and Expenses of the AXA Allocation Portfolio." Thus, the financial performance of the AXA Allocation Portfolio will not be comparable in certain respects to that of its predecessor portfolio.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the predecessor portfolio's Annual Report that are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


EQ/BALANCED PORTFOLIO (c)(d)(e)

                                                                      CLASS IA
                                    -----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------
                                          2002            2001            2000           1999           1998
                                    --------------- --------------- --------------- -------------- --------------
Net asset value, beginning of
 period ...........................    $   14.52       $   15.20       $   19.18      $   18.51      $   17.58
                                       ---------       ---------       ---------      ---------      ---------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income .............         0.33            0.40            0.60           0.52           0.56
Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................        (2.15)          (0.69)          (0.92)          2.69           2.54
                                       ---------       ---------       ---------      ---------      ---------
Total from investment
 operations .......................        (1.82)          (0.29)          (0.32)          3.21           3.10
                                       ---------       ---------       ---------      ---------      ---------
LESS DISTRIBUTIONS:
Dividends from net investment
 income ...........................        (0.16)          (0.39)          (0.62)         (0.56)         (0.50)
Distributions from realized
 gains ............................           --              --           (3.04)         (1.98)         (1.67)
                                       ---------       ---------       ---------      ----------     ----------
Total dividends and
 distributions ....................        (0.16)          (0.39)          (3.66)         (2.54)         (2.17)
                                       ---------       ---------       ---------      ----------     ----------
Net asset value, end of period.....    $   12.54       $   14.52       $   15.20      $   19.18      $   18.51
                                       =========       =========       =========      ==========     ==========
Total return ......................       (12.52)%         (1.85)%         (1.32)%         17.79%         18.11%
                                       =========       =========       =========      ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................    $2,908,058      $2,122,401      $1,914,143     $2,126,313     $1,936,429
Ratio of expenses to average
 net assets after waivers .........         0.65%           0.65%            N/A             N/A            N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............         0.63%            N/A             N/A             N/A            N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........         0.66%           0.65%           0.59%           0.44%          0.45%
Ratio of net investment income
 to average net assets after
 waivers ..........................         1.91%           2.74%            N/A             N/A            N/A
Ratio of net investment income
 to average net assets after
 waivers and fees paid
 indirectly .......................         1.93%            N/A             N/A             N/A            N/A
Ratio of net investment income
 to average net assets
 before waivers and fees
 paid indirectly ..................         1.90%           2.74%           3.17%           2.68%          3.00%
Portfolio turnover rate ...........          337%            184%            183%            107%            95%
Effect of voluntary expense
 limitation during the
 period:
Per share benefit to net
 investment income ................    $     --#       $      --         N/A             N/A            N/A



                                                                  CLASS IB
                                    --------------------------------------------------------------------
                                                                                             JULY 8,
                                                  YEAR ENDED DECEMBER 31,                   1998* TO
                                    ---------------------------------------------------   DECEMBER 31,
                                         2002          2001         2000        1999          1998
                                    ------------- ------------- ----------- ----------- ----------------
Net asset value, beginning of
 period ...........................   $  14.45       $ 15.14      $ 19.15     $ 18.51      $   19.48
                                      --------       -------      -------     -------      ---------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income .............       0.26          0.35         0.55       0.47            0.24
Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................      (2.10)        (0.67)       (0.93)      2.69            0.66
                                      --------       -------      -------     -------      ---------
Total from investment
 operations .......................      (1.84)        (0.32)       (0.38)      3.16            0.90
                                      --------       -------      -------     -------      ---------
LESS DISTRIBUTIONS:
Dividends from net investment
 income ...........................      (0.14)        (0.37)       (0.59)      (0.54)         (0.20)
Distributions from realized
 gains ............................         --            --        (3.04)      (1.98)         (1.67)
                                      --------       -------      -------     -------      ---------
Total dividends and
 distributions ....................      (0.14)        (0.37)       (3.63)      (2.52)         (1.87)
                                      --------       -------      -------     -------      ---------
Net asset value, end of period.....   $  12.47       $ 14.45      $ 15.14     $ 19.15      $   18.51
                                      ========       =======      =======     =======      =========
Total return ......................     (12.71)%       (2.08)%      (1.58)%     17.50%          4.92%(b)
                                      ========       =======      =======     =======      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $665,088       $359,212     $41,282     $10,701      $      10
Ratio of expenses to average
 net assets after waivers .........       0.90%         0.90%         N/A         N/A            N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.88%          N/A          N/A         N/A            N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........       0.91%         0.90%        0.84%       0.69%          0.70%(a)
Ratio of net investment income
 to average net assets after
 waivers ..........................       1.66%         3.72%         N/A         N/A            N/A
Ratio of net investment income
 to average net assets after
 waivers and fees paid
 indirectly .......................       1.68%          N/A          N/A         N/A            N/A
Ratio of net investment income
 to average net assets
 before waivers and fees
 paid indirectly ..................       1.65%         3.72%        2.92%       2.43%          2.65%(a)
Portfolio turnover rate ...........        337%          184%         183%        107%            95%
Effect of voluntary expense
 limitation during the
 period:
Per share benefit to net
 investment income ................   $    --#       $    --          N/A         N/A            N/A

                       See Notes to Financial Statements.

--------
#    Per share amount is less than $0.01.

(a)  Annualized

(b)  Total return is not annualized.

(c) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(d) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(e) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.

If you would like more information about the AXA Allocation Portfolio, the following document is available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the AXA Allocation Portfolio, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


      TO ORDER A FREE COPY OF THE AXA ALLOCATION PORTFOLIO'S SAI, CONTACT
       YOUR FINANCIAL PROFESSIONAL, OR THE AXA ALLOCATION PORTFOLIO AT:

                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.


Information about the AXA Allocation Portfolio (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR database on the SEC's Internet site at:

                              HTTP://WWW.SEC.GOV.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the
                           following e-mail address:
                  publicinfo@sec.gov or by writing the SEC's
                           Public Reference Section,
                         Washington, D.C. 20549-0102.

                             AXA PREMIER VIP TRUST

                           AXA ALLOCATION PORTFOLIOS


                       AXA Moderate Allocation Portfolio


                  (Investment Company Act File No. 811-10509)












                    (Copyright)  2003 AXA Premier VIP Trust

[LOGO]


PROSPECTUS AUGUST 15, 2003


AXA PREMIER VIP TRUST

                                       AXA ALLOCATION PORTFOLIOS



                                       AXA MODERATE ALLOCATION PORTFOLIO



                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       HAS NOT APPROVED ANY PORTFOLIO'S SHARES
                                       OR DETERMINED WHETHER THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANYONE WHO TELLS
                                       YOU OTHERWISE IS COMMITTING A CRIME.

INTRODUCTION
--------------------------------------------------------------------------------

AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class B shares of one of the five AXA Allocation Portfolios of the Trust. The portfolio is a non-diversified portfolio. The AXA Allocation Portfolio is designed as a convenient approach to help investors meet retirement and other long-term goals. Information on the AXA Allocation Portfolio, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of the AXA Allocation Portfolio may be changed without a shareholder vote.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable") or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The prospectus is designed to help you make informed decisions about the portfolio that is available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract.

The investment manager to the AXA Allocation Portfolio is Equitable. Information regarding Equitable is included under "Management Team" in this prospectus.

The co-distributors for the AXA Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC ("Co-Distributors").

The AXA Allocation Portfolio is newly organized and has no operating history or performance information of its own prior to the date of this prospectus, except as noted below. The portfolios in which the AXA Allocation Portfolio invests each have operating histories of at least one year. Performance of the AXA Allocation Portfolio will vary over time.

An investment in the AXA Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the portfolio, be sure to read all risk disclosures carefully before investing.

Table of CONTENTS
--------------------------------------------------------------------------------

THE AXA ALLOCATION PORTFOLIO AT A GLANCE..................................  1

GOAL, STRATEGIES & RISKS

AXA Moderate Allocation Portfolio........................................   3

MORE ABOUT INVESTMENT STRATEGIES & RISKS

More About Investment Strategies & Risks.................................   5


FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIO.........................  7

MANAGEMENT TEAM

The Manager...............................................................  9

AXA ALLOCATION PORTFOLIO SERVICES

Buying and Selling Shares................................................  10
Restrictions on Buying and Selling Shares................................  10
How AXA Allocation Portfolio Shares are Priced...........................  11
Dividends and Other Distributions........................................  11
Tax Consequences.........................................................  11
Additional Information...................................................  11

DESCRIPTION OF BENCHMARKS................................................. 12


FINANCIAL HIGHLIGHTS.....................................................  13

THE AXA ALLOCATION PORTFOLIO AT A GLANCE

The AXA Allocation Portfolio is designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in the AXA Allocation Portfolio based on their risk tolerance, investment time horizons and personal investment goals.

The AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios") managed by Equitable. The chart below illustrates the AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

--------------------------------------------------------------------------------
AXA ALLOCATION PORTFOLIO                         INCOME     GROWTH OF CAPITAL
--------------------------------------------------------------------------------
 Moderate Allocation Portfolio                  Medium     Medium to High
--------------------------------------------------------------------------------

The asset allocation target for the AXA Allocation Portfolio has been established by Equitable under the oversight of the Board of Trustees of the Trust ("Board") and may be changed at any time without shareholder approval. Within the asset allocation range for the AXA Allocation Portfolio, Equitable, as the investment manager, will establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the AXA Allocation Portfolio based on Equitable's proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. In addition, Equitable, will select the Underlying Portfolios in which the AXA Allocation Portfolio will invest. Equitable may add new Underlying Portfolios or replace existing Underlying Portfolios. Actual allocations can deviate from the amounts shown below by 15% for each asset category of the AXA Allocation Portfolio. The AXA Allocation Portfolio may temporarily deviate from its asset allocation range for defensive purposes. The following chart describes the current and anticipated allocation among the range of equities and bonds for the AXA Allocation Portfolio.

--------------------------------------------------------------------------------
 ASSET CLASS                                                     MODERATE
                                                                 ALLOCATION
--------------------------------------------------------------------------------
 RANGE OF
 EQUITIES                                                          52.5%
--------------------------------------------------------------------------------
  o  International                                                    0%
--------------------------------------------------------------------------------
  o  Large Cap                                                     32.5%
--------------------------------------------------------------------------------
  o  Small/Mid Cap                                                   20%
--------------------------------------------------------------------------------
 RANGE OF BONDS                                                    47.5%
--------------------------------------------------------------------------------
  o  Investment Grade                                              37.5%
--------------------------------------------------------------------------------
  o  High Yield                                                      10%
--------------------------------------------------------------------------------

The percentage allocation of the AXA Allocation Portfolio's assets also could from time to time deviate from its asset allocation range as a result of appreciation or depreciation of the shares of the Underlying Portfolios in which the AXA Allocation Portfolio is invested. The AXA Allocation Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, Equitable will rebalance the AXA Allocation Portfolio's holdings at least on a quarterly basis. Rebalancing is the process of bringing the asset allocation of the AXA Allocation Portfolio back into alignment with its asset allocation range. Equitable determines the specific percentage targets for each asset class based on its proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. Equitable may change these targets from time to time. In addition, Equitable will not allocate any new investment dollars to any Underlying Portfolio in an asset class whose maximum percentage has been exceeded. Finally, Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios in any asset class whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists the Underlying Portfolios, divided by asset category, in which the AXA Allocation Portfolio currently may invest. Each of the Underlying Portfolios is advised by Equitable and sub-advised by other advisers, certain of which are affiliates of Equitable. You should be aware that in addition to the fees directly associated with the AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to Equitable, and in certain instances, advisory fees paid by Equitable to its affiliates.

             INVESTMENT GRADE BOND                           HIGH YIELD BOND
----------------------------------------------------------------------------------------
           AXA Premier VIP Core Bond                    AXA Premier VIP High Yield
 EQ/Alliance Intermediate Government Securities
            EQ/Alliance Quality Bond
            EQ/J.P. Morgan Core Bond

               LARGE CAP EQUITIES                        SMALL/MID CAP EQUITIES
----------------------------------------------------------------------------------------
       AXA Premier VIP Aggressive Equity           AXA Premier VIP Small/Mid Cap Growth
         AXA Premier VIP Large Cap Core            AXA Premier VIP Small/Mid Cap Value
        AXA Premier VIP Large Cap Growth              EQ/Alliance Small Cap Growth
        AXA Premier VIP Large Cap Value                      EQ/FI Mid Cap
            EQ/Alliance Common Stock                   EQ/FI Small/Mid Cap Value
         EQ/Alliance Growth and Income                 EQ/Lazard Small Cap Value
           EQ/Alliance Premier Growth
         EQ/Bernstein Diversified Value
          EQ/Capital Guardian Research
        EQ/Capital Guardian U.S. Equity
               EQ/Evergreen Omega
            EQ/Janus Large Cap Value
                EQ/Marsico Focus
         EQ/Mercury Basic Value Equity
        EQ/MFS Emerging Growth Companies
             EQ/MFS Investors Trust
        EQ/Putnam Growth & Income Value
               EQ/Putnam Voyager
----------------------------------------------------------------------------------------

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in the AXA Allocation Portfolio bears both the expenses of the AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation and rebalancing services provided by Equitable.

AXA MODERATE ALLOCATION PORTFOLIO

                                        MANAGER:  Equitable

--------------------------------------------------------------------------------
Key characteristics:

o Diversification provided by balance of underlying portfolios investing in growth and undervalued stock

o    Balances higher return potential with a degree of price and income stability
--------------------------------------------------------------------------------

INVESTMENT GOAL

Seeks long-term capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

This portfolio invests approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 47.5% of its assets in Underlying Portfolios that emphasize fixed income investments. Within these approximate ranges, the portfolio generally will allocate its assets across the following asset categories in the approximate percentages shown in the chart below.

--------------------------------------------------------------------------------
 International Equity Securities                                       0%
--------------------------------------------------------------------------------
 Large Cap Equity Securities                                        32.5%
--------------------------------------------------------------------------------
 Small/Mid Cap Equity Securities                                      20%
--------------------------------------------------------------------------------
 Investment Grade Bonds                                             37.5%
--------------------------------------------------------------------------------
 High Yield Bonds                                                     10%
--------------------------------------------------------------------------------

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio's investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Risks Associated with Underlying Portfolios -- Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the portfolio.

o Management Risk -- The risk that Equitable's selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

o Market Risk -- The Underlying Portfolios' share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable's assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios' investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

o Non-Diversification Risk -- The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio's investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

PORTFOLIO PERFORMANCE

The portfolio is newly organized and has had no investment operations of its own prior to the date of this prospectus but is the successor to a similar investment company. On August 15, 2003, the portfolio merged with EQ/Balanced Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record. The portfolio is considered the successor to EQ/Balanced Portfolio and, in turn, its predecessor, HRT Alliance Balanced Portfolio, which transferred its assets to the EQ/Balanced Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Balanced Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Balanced Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The bar chart below gives some indication of the risks of an investment in the portfolio by showing changes in the performance of the portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the portfolio's predecessor for the past one, five and ten years through December 31, 2002 and compares that performance to the returns of a "blended" index of equity and fixed income securities.

Past performance is not an indication of future results. This may be particularly true for this portfolio because the portfolio's predecessor invested directly in a combination of equity and debt securities, while the portfolio invests substantially all of its assets in other mutual funds that emphasize either equity and debt investments. In addition, the portfolio's predecessor was advised by one investment sub-adviser until May 1, 2000. After that date, the predecessor portfolio employed multiple investment sub-advisers until August 15, 2003, when it merged with the Portfolio.


Both the bar chart and the table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                               1993        12.0%
                               1994        -8.3%
                               1995        19.5%
                               1996        11.4%
                               1997        14.8%
                               1998       17.86%
                               1999        17.5%
                               2000       -1.58%
                               2001       -2.08%
                               2002      -12.71%
--------------------------------------------------------------------------------
    Best quarter (% and time period)     Worst quarter (% and time period)
    13.82% (1998 4th Quarter)            (8.49)% (2001 3rd Quarter)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                        ONE           FIVE          TEN
                                        YEAR          YEARS        YEARS
--------------------------------------------------------------------------------
 EQ Balanced Portfolio - Class IB
  Shares                               (12.71%)       3.21%        6.25%
--------------------------------------------------------------------------------
 60% S&P 500/40% Lehman
  Brothers Aggregate Bond Index**       (9.15%)       2.67%        8.61%
--------------------------------------------------------------------------------

  * For periods prior to the inception of Class IB shares of the predecessor portfolio
    (July 8, 1998), performance information shown is the performance of Class IA shares of that portfolio adjusted to reflect the 12b-1 fees paid by Class IB shares.

 ** For more information on this index, see "Description of Benchmarks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

The AXA Allocation Portfolio follows a distinct set of investment strategies. To the extent the AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent the AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. The AXA Allocation Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the AXA Allocation Portfolio take this action, it may not achieve its investment objective. The AXA Allocation Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes. The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio's principal risks are described in more detail in the Underlying Portfolios' prospectus.


RISKS OF EQUITY INVESTMENTS

The AXA Allocation Portfolio may investment a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. As a general matter, the performance of the AXA Allocation Portfolio will be subject to the risks of investing in equity securities to a greater extent than that of other portfolios. The risks of investing in equity securities include:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

o Foreign Investing and Emerging Markets Risk -- The value of an Underlying Portfolio's investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Investment Style Risk -- The sub-advisers to the Underlying Portfolios may use a particular style or set of styles, such as "growth" or "value" styles, to select investments for the Underlying Portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying Portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Underlying Portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- There may be an increased risk for Underlying Portfolios that invest in small and mid-capitalization companies because the common stocks of small-and mid-capitalization companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by the Underlying Portfolios' sub-advisers and their securities selections fail to produce the intended results.


RISKS OF FIXED INCOME INVESTMENTS

The AXA Allocation Portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in the portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The risks of invest in fixed income securities include:

o Credit/Default Risk -- The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities may involve a substantial risk of default.

o Interest Rate Risk -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o Foreign and Emerging Markets Investing Risk -- The value of an Underlying Portfolio's investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Issuer Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. An Underlying Portfolio could lose all of investments in a company's securities.

o Liquidity Risk -- The risk that exists when particular investments are difficult to purchase or sell. An Underlying Portfolio's investment in illiquid securities may reduce the returns of the Underlying Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to an Underlying Portfolio.

o Mortgage-Backed and Asset-Backed Risk -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

o Derivatives Risk -- An Underlying Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

o Portfolio Management Risk -- The risk that the strategies used by an Underlying Portfolio's sub-adviser and its securities selections fail to produce the intended results.

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIO

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Allocation Portfolio. The tables below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the AXA Allocation Portfolio, reinvest dividends or exchange into other Portfolios.


ANNUAL AXA ALLOCATION PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

--------------------------------------------------------------------------------
                                                   AXA MODERATE ALLOCATION
                                                         PORTFOLIO***
--------------------------------------------------------------------------------
 MANAGEMENT FEE                                                         0.10%
--------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE (12b-1) FEES                               0.25%
--------------------------------------------------------------------------------
 OTHER EXPENSES                                                         0.25%
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                               0.60%
--------------------------------------------------------------------------------
 WAIVER/EXPENSE REIMBURSEMENT**                                         0.25%
--------------------------------------------------------------------------------
 NET OPERATING EXPENSES                                                 0.35%
--------------------------------------------------------------------------------

*     The "Other Expenses" of the Portfolio are estimated.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses until April 30, 2004 ("Expense Limitation Agreement") so that the Total Operating Expenses of the AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management Team--The Manager--Expense Limitation Agreement".

*** The AXA Allocation Portfolio invests in shares of Underlying Portfolios. Therefore, the AXA Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the AXA Allocation Portfolio will be reduced by each Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with the portfolio's investments in Underlying Portfolios is 0.80% to 1.05%. Thus, the net expense ratio of the Class B shares of the AXA Allocation Portfolio, including the AXA Allocation Portfolio's direct and indirect expenses, is currently expected to range from 1.15% to 1.40% after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total expense ratio of the Class B shares of the AXA Allocation Portfolio would range from 1.40% to 1.65%. This information is based on a weighted-average range of the expense ratios since the average assets of the AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratio may be higher or lower depending on the allocation of the AXA Allocation Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

EXAMPLE

This Example is intended to help you compare the direct and indirect costs of investing in the AXA Allocation Portfolio with the cost of investing in other investment options.

The Example assumes that:

o You invest $10,000 in the AXA Allocation Portfolio for the time periods indicated;

o    Your investment has a 5% return each year; and

o The AXA Allocation Portfolio's operating expenses remain the same, except that the AXA Allocation Portfolio's total operating expenses are assumed to be its "Net Operating Expenses" for the period that Equitable has contractually agreed to limit the portfolio's total operating expenses and "Total Operating Expenses" for the subsequent periods (as shown in the table above).

This Example should not be considered a representation of past or future expenses of the AXA Allocation Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses or the fees and expenses of the Underlying Portfolios. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                                    AXA MODERATE ALLOCATION
                                                           PORTFOLIO
--------------------------------------------------------------------------------
 1 YEAR                                                     $ 36
--------------------------------------------------------------------------------
 3 YEARS                                                    $167
--------------------------------------------------------------------------------

MANAGEMENT TEAM

The Manager

THE MANAGER

Equitable, through its AXA Funds Management Group unit ("AXA FMG"), 1290 Avenue of the Americas, New York, New York 10104, manages the AXA Allocation Portfolio. Equitable is an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable is responsible for the general management and administration of the Trust and the portfolio. In addition to its managerial responsibilities, Equitable also is responsible for determining the asset allocation range for the AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the AXA Allocation Portfolio, Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the AXA Allocation Portfolio based on Equitable's proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. Equitable also will periodically rebalance the AXA Allocation Portfolio's holdings to bring the asset allocation of the AXA Allocation Portfolio back into alignment with its asset allocation range. Equitable has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in the AXA Allocation Portfolio.

A committee of AXA FMG investment personnel manages the AXA Allocation
Portfolio.


MANAGEMENT FEES

The AXA Allocation Portfolio pays a fee to Equitable for management services at an annual rate of 0.10% of its average net assets. For certain administrative services, in addition to the management fee, the AXA Allocation Portfolio pays Equitable a fee at an annual rate of 0.15% of its total average net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the AXA Allocation Portfolio.


EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of the AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the AXA Allocation Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the portfolio's business), are limited to 0.35%.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

BUYING AND SELLING SHARES

The AXA Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Allocation Portfolio is not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.


RESTRICTIONS ON BUYING AND SELLING SHARES


PURCHASE RESTRICTIONS

The AXA Allocation Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.


PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

The AXA Allocation Portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the AXA Allocation Portfolio's other shareholders or would disrupt the management of the AXA Allocation Portfolio.

You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolios are disruptive to the Trust's portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the portfolio described in this Prospectus.

----------------------------------------------------------------------------------------
RESTRICTION                                 SITUATION
----------------------------------------------------------------------------------------
The portfolio may suspend the right of      o    When the New York Stock Exchange is
redemption or postpone payment for more          closed (other than a
than 7 days:                                     weekend/holiday).

                                            o    During an emergency.

                                            o    Any other period permitted by the
                                                 SEC.
----------------------------------------------------------------------------------------
The portfolio may pay the redemption        o    When it is detrimental for a
price in whole or part by a distribution         portfolio to make cash payments as
in kind of readily marketable securities         determined in the sole discretion
in lieu of cash or may take up to 7 days         of Equitable.
to pay a redemption request in order to
raise capital:
----------------------------------------------------------------------------------------

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

                            TOTAL MARKET VALUE OF SECURITIES +
                           CASH AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE =   ------------------------------------------------
                             NUMBER OF OUTSTANDING SHARES

The net asset value of portfolio shares is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

Shares of the Underlying Portfolios held by the AXA Allocation Portfolios are valued at their net asset value. Portfolio securities and other assets of the Underlying Portfolios are valued based on market price quotations. If market price quotations are not readily available, securities are valued by a method that reflects fair value. If an Underlying Portfolio includes investments that are not sold often or are not sold on any exchanges, the board of trustees of the Underlying Portfolios or its delegate will, in good faith, estimate fair value of these investments. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board of trustees of the Underlying Portfolios believes accurately reflects fair value. This policy is intended to assure that the Underlying Portfolio's net asset value fairly reflects security values as of the time of pricing. Because foreign securities sometimes trade on days when portfolio shares are not priced, the value of an Underlying Portfolio's investments that includes such securities may change on days when portfolio shares cannot be purchased or redeemed. Debt obligations maturing within 60 days of the valuation date are valued at amortized cost.


DIVIDENDS AND OTHER DISTRIBUTIONS

The AXA Allocation Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolio.


TAX CONSEQUENCES

The AXA Allocation Portfolio is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. The portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and the portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio. Also, portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for the AXA Allocation Portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If the portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their variable products or refer to their Contract prospectus.


ADDITIONAL INFORMATION


COMPENSATION TO SECURITIES DEALERS

The AXA Allocation Portfolio is distributed by AXA Advisors, LLC and AXA Distributors, LLC, the Co-distributors. The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the AXA Allocation Portfolio's Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the AXA Allocation Portfolio. The annual fee is equal to 0.25% of the portfolio's average daily net assets. Because these distribution fees are paid out of the AXA Allocation Portfolio's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying other types of sales charges.

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be U.S. dollar denominated.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the AXA Allocation Portfolio's Class A and Class B shares. The portfolio is newly organized and has no operations or financial information of its own prior to the date of this Prospectus but is the successor to a similar investment company, as described above under "Portfolio Performance." The financial information in the table below has been derived from the predecessor portfolio's financial statements, which were audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the financial statements of the predecessor portfolio as of December 31, 2002 appears in the Annual Report for the predecessor portfolio (EQ Advisors Trust Annual Report for the Fiscal Year Ended December 31, 2002).

The predecessor portfolio invested directly in a combination of equity and debt securities, while the AXA Allocation Portfolio invests substantially all of its assets in securities of other mutual funds that, in turn, emphasize either equity or debt investments. In addition, the AXA Allocation Portfolio's operating expenses are expected to be materially different from those of the predecessor portfolio, as described above under "Fees and Expenses of the AXA Allocation Portfolio." Thus, the financial performance of the AXA Allocation Portfolio will not be comparable in certain respects to that of its predecessor portfolio.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the predecessor portfolio's Annual Report that are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


EQ/BALANCED PORTFOLIO (c)(d)(e)

                                                                      CLASS IA
                                    -----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------
                                          2002            2001            2000           1999           1998
                                    --------------- --------------- --------------- -------------- --------------
Net asset value, beginning of
 period ...........................    $   14.52       $   15.20       $   19.18      $   18.51      $   17.58
                                       ---------       ---------       ---------      ---------      ---------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income .............         0.33            0.40            0.60           0.52           0.56
Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................        (2.15)          (0.69)          (0.92)          2.69           2.54
                                       ---------       ---------       ---------      ---------      ---------
Total from investment
 operations .......................        (1.82)          (0.29)          (0.32)          3.21           3.10
                                       ---------       ---------       ---------      ---------      ---------
LESS DISTRIBUTIONS:
Dividends from net investment
 income ...........................        (0.16)          (0.39)          (0.62)         (0.56)         (0.50)
Distributions from realized
 gains ............................           --              --           (3.04)         (1.98)         (1.67)
                                       ---------       ---------       ---------      ----------     ----------
Total dividends and
 distributions ....................        (0.16)          (0.39)          (3.66)         (2.54)         (2.17)
                                       ---------       ---------       ---------      ----------     ----------
Net asset value, end of period.....    $   12.54       $   14.52       $   15.20      $   19.18      $   18.51
                                       =========       =========       =========      ==========     ==========
Total return ......................       (12.52)%         (1.85)%         (1.32)%         17.79%         18.11%
                                       =========       =========       =========      ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $2,908,058      $2,122,401      $1,914,143     $2,126,313     $1,936,429
Ratio of expenses to average
 net assets after waivers .........         0.65%           0.65%            N/A            N/A            N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............         0.63%            N/A             N/A            N/A            N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........         0.66%           0.65%           0.59%          0.44%          0.45%
Ratio of net investment income
 to average net assets after
 waivers ..........................         1.91%           2.74%            N/A            N/A            N/A
Ratio of net investment income
 to average net assets after
 waivers and fees paid
 indirectly .......................         1.93%            N/A             N/A            N/A            N/A
Ratio of net investment income
 to average net assets
 before waivers and fees
 paid indirectly ..................         1.90%           2.74%           3.17%          2.68%          3.00%
Portfolio turnover rate ...........          337%            184%            183%           107%            95%
Effect of voluntary expense
 limitation during the
 period:
Per share benefit to net
 investment income ................    $     --#       $      --             N/A            N/A           N/A

                                                                  CLASS IB
                                    --------------------------------------------------------------------
                                                                                             JULY 8,
                                                  YEAR ENDED DECEMBER 31,                   1998* TO
                                    ---------------------------------------------------   DECEMBER 31,
                                         2002          2001         2000        1999          1998
                                    ------------- ------------- ----------- ----------- ----------------
Net asset value, beginning of
 period ...........................   $  14.45       $ 15.14      $ 19.15     $ 18.51      $   19.48
                                      --------       -------      -------     -------      ---------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income .............       0.26          0.35         0.55       0.47            0.24
Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................      (2.10)        (0.67)       (0.93)      2.69            0.66
                                      --------       -------      -------     -------      ---------
Total from investment
 operations .......................      (1.84)        (0.32)       (0.38)      3.16            0.90
                                      --------       -------      -------     -------      ---------
LESS DISTRIBUTIONS:
Dividends from net investment
 income ...........................      (0.14)        (0.37)       (0.59)      (0.54)         (0.20)
Distributions from realized
 gains ............................         --            --        (3.04)      (1.98)         (1.67)
                                      --------       -------      -------     -------      ---------
Total dividends and
 distributions ....................      (0.14)        (0.37)       (3.63)      (2.52)         (1.87)
                                      --------       -------      -------     -------      ---------
Net asset value, end of period.....   $  12.47       $ 14.45      $ 15.14     $ 19.15      $   18.51
                                      ========       =======      =======     =======      =========
Total return ......................     (12.71)%       (2.08)%      (1.58)%     17.50%          4.92%(b)
                                      ========       =======      =======     =======      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $665,088       $359,212     $41,282     $10,701      $      10
Ratio of expenses to average
 net assets after waivers .........       0.90%         0.90%         N/A         N/A            N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.88%          N/A          N/A         N/A            N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........       0.91%         0.90%        0.84%       0.69%          0.70%(a)
Ratio of net investment income
 to average net assets after
 waivers ..........................       1.66%         3.72%         N/A         N/A            N/A
Ratio of net investment income
 to average net assets after
 waivers and fees paid
 indirectly .......................       1.68%          N/A          N/A         N/A            N/A
Ratio of net investment income
 to average net assets
 before waivers and fees
 paid indirectly ..................       1.65%         3.72%        2.92%       2.43%          2.65%(a)
Portfolio turnover rate ...........        337%          184%         183%        107%            95%
Effect of voluntary expense
 limitation during the
 period:
Per share benefit to net
 investment income ................   $    --#       $    --          N/A          N/A          N/A

                       See Notes to Financial Statements.

--------
#    Per share amount is less than $0.01.

(a)  Annualized

(b)  Total return is not annualized.

(c) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(d) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(e) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.

If you would like more information about the AXA Allocation Portfolio, the following document is available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the AXA Allocation Portfolio, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


      TO ORDER A FREE COPY OF THE AXA ALLOCATION PORTFOLIO'S SAI, CONTACT
       YOUR FINANCIAL PROFESSIONAL, OR THE AXA ALLOCATION PORTFOLIO AT:

                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.


Information about the AXA Allocation Portfolio (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR database on the SEC's Internet site at:

                              HTTP://WWW.SEC.GOV.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the
                           following e-mail address:
                  publicinfo@sec.gov or by writing the SEC's
                           Public Reference Section,
                         Washington, D.C. 20549-0102.

                             AXA PREMIER VIP TRUST

                           AXA ALLOCATION PORTFOLIOS


                       AXA Moderate Allocation Portfolio


                  (Investment Company Act File No. 811-10509)












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